Label	Element	Value
Nuveen ESG High Yield Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen ESG High Yield Corporate Bond ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Nuveen ESG High Yield Corporate Bond ETF (the
“Fund”
) seeks to track the investment results, before fees and expenses, of the Bloomberg Barclays MSCI U.S. High Yield Very Liquid ESG Select Index (the “
Index
”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in this table or the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period September 25, 2019 (the Fund's commencement of operations) through
July 31, 2020
, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in this table or the example that follows:
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to track the investment results of the Index. The Index utilizes certain environmental, social, and governance (“
ESG
”) criteria to select from the securities included in the Bloomberg Barclays U.S. High Yield Very Liquid Index (the “
Base Index
”), which is designed to broadly capture the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The Index is maintained by Bloomberg Index Services Limited (“
Bloomberg
”) pursuant to an agreement between Bloomberg, Barclays Bank PLC (“
Barclays
”) and MSCI ESG Research LLC (“
MSCI ESG Research
”). Neither the Fund’s investment adviser, sub-adviser, nor their affiliates has any discretion to select Index components or change the Index methodology. As of September 30, 2020, the Index was comprised of 624 securities.
The Index draws from the universe defined by the Base Index, which is comprised of U.S. dollar-denominated, below investment grade, corporate bonds with above average liquidity. Below investment grade securities are commonly referred to as “high yield” or “junk” bonds. To be included in the Base Index, a bond must be rated high yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s, Standard & Poor’s and Fitch or, if ratings are not available from all three agencies, in accordance with the Base Index methodology’s “high yield” credit quality classification rules. Bonds in default do not qualify for inclusion in the Base Index. The Base Index is comprised of fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year regardless of optionality, and have $500 million or more of outstanding face value. To be eligible for inclusion in the Base Index, a bond must have been issued in the past 5 years. The Base Index also limits the exposure of each issuer to 2% of the Base Index.
The Index identifies fixed income securities from the Base Index that satisfy certain ESG criteria, based on ESG performance data collected by MSCI ESG Research. With respect to corporate debt securities, ESG performance is measured on an industry-specific basis, with assessment categories varying by industry. Environmental assessment categories can include how a company is addressing climate change, natural resource use, and waste management and emission management. Social evaluation categories can include a company’s relations with employees and suppliers, product safety and sourcing practices. Governance assessment categories can include governance practices and business ethics. The ESG criteria also consider how well a company adheres to national and international laws and regulations as well as commonly accepted global norms related to ESG matters. Index rules generally exclude companies with significant activities in certain controversial businesses, including those involving alcohol, tobacco, nuclear power, gambling, and firearms and other weapons. Corporate debt securities that meet a minimum ESG rating threshold are eligible for inclusion in the Index. Eligible securities are then market value weighted within each sector, with sector weights in the Index adjusted to mirror the sector exposure of the Base Index.
Eligible securities are sorted into a series of groups according to credit rating and ESG score. The Index allocates weight to each group seeking to maximize the ESG-rating with consideration for market value, Base Index sector weight, Base Index credit quality, and given the level of tracking error capacity.
The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally invests in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. The Index is rebalanced and reconstituted monthly. ESG ratings employed by the Index are generally updated annually, but may be reviewed more frequently in the index provider’s discretion. The Fund makes corresponding changes to its portfolio shortly after any Index changes are made public.
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the Index. To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund listed below are presented alphabetically to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
Bond Market Liquidity Risk
—Dealer inventories of bonds, which provide an indication of the ability of financial intermediaries to “make markets” in those bonds, are at or near historic lows in relation to market size. This reduction in market making capacity has the potential to decrease liquidity and increase price volatility in the fixed income markets in which the Fund invests, particularly during periods of economic or market stress. Decreased liquidity may also lead to higher volatility in the market price of the Fund’s shares and wider bid-ask spreads. Although only certain institutional investors are entitled to redeem shares of the Fund (as described in more detail under “Purchase and Sale of Fund Shares” below), and although the Fund intends to redeem its shares primarily in-kind, if the Fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or for other cash needs, the Fund may suffer a loss.
Call Risk
—If, during periods of falling interest rates, an issuer calls higher-yielding debt securities held by the Fund, the Fund may have to reinvest in securities with lower yields or higher risk of defaults, which may adversely impact the Fund’s performance.
Cash Redemption Risk
—The Fund’s investment strategy may require it to effect redemptions, in whole or in part, in cash.  In order to obtain the cash needed for a redemption, the Fund may be required to sell portfolio securities, which may cause the Fund to recognize capital gains that it might not have recognized if it had satisfied the redemption in-kind. Therefore, to the extent the Fund effects redemptions in cash, it may pay out higher annual capital gain distributions than if it satisfied redemptions entirely in-kind.
Concentration Risk
—To the extent that the Fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Credit Risk
—Credit risk is the risk that an issuer or other obligated party of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments.
Credit Spread Risk
—Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market believes that bonds generally have a greater risk of default. Increasing credit spreads may reduce the market values of the Fund’s securities. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities.
Cybersecurity Risk
—Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss.
High Yield Securities Risk
—High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.
Income Risk
—The Fund’s income could decline during periods of falling interest rates or when the Fund experiences defaults on debt securities it holds.
Index Provider Risk
—There is no assurance that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the index provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the Fund’s costs.  Index providers generally do not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the indexes in which they license, and generally do not guarantee that an index will be calculated in accordance with its stated methodology. Losses or costs associated with any index provider errors generally will be borne by the Fund and its shareholders.
Interest Rate Risk
—Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the possibility that the current period of historically low rates may be ending and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.
Investment Style Risk
—The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.  In addition, because the Index selects securities for inclusion based on ESG criteria, the Fund may forgo some market opportunities available to funds that do not use these criteria.
Market Trading Risks
—The Fund is an exchange-traded fund (“
ETF
”), and as with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund share typically will approximate its net asset value (“
NAV
”), there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads (which may be especially pronounced for smaller funds). Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between the Fund’s market price and its NAV. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for the Fund’s shares. In the event market makers cease making a market in the Fund's shares or authorized participants stop submitting creation or redemption orders, Fund shares may trade at a larger premium or discount to NAV.
Prepayment Risk
—Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as the Fund may be required to reinvest the proceeds of any prepayment at lower interest rates.
Service Provider Operational Risk
—The Fund’s service providers, such as the Fund’s administrator, custodian or transfer agent, may experience disruptions or operating errors that could negatively impact the Fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.
Tracking Error Risk
—Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of, for example, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. The Fund's use of a representative sampling strategy to achieve its investment objective may also result in increased tracking error. Tracking error also may result because the Fund incurs fees and expenses, but the Index does not.
Valuation Risk
—The debt securities in which the Fund invests typically are valued by a pricing service utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund does not have performance history for a full calendar year. When this prospectus is updated after a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to a broad measure of market performance. Updated performance information is available at
www.nuveen.com/etf
or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When this prospectus is updated after a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have performance history for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/etf
Nuveen ESG High Yield Corporate Bond ETF | Nuveen ESG High Yield Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	113
5 Years	rr_ExpenseExampleYear05	197
10 Years	rr_ExpenseExampleYear10	$ 443